Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2018
Loans and Leases Receivable Disclosure [Abstract]
Net Loans
The following table presents our recorded investment in loans and leases, by segment, as of the dates indicated:

(In millions)	December 31, 2018	December 31, 2017
Domestic:
Commercial and financial:
Loans to investment funds	$15,050	$13,618
Senior secured bank loans	3,490	2,923
Loans to municipalities	902	2,105
Other	37	50
Commercial real estate	874	98
Lease financing(1)	—	267
Total domestic	20,353	19,061
Non-U.S.:
Commercial and financial:
Loans to investment funds	4,505	3,213
Senior secured bank loans	931	624
Lease financing(1)	—	396
Total non-U.S.	5,436	4,233
Total loans and leases	25,789	23,294
Allowance for loan and lease losses	(67)	(54)
Loans and leases, net of allowance	$25,722	$23,240

(1) Our leveraged lease portfolio was entirely sold off as of December 31, 2018.

Recorded Investment in Each Class of Total Loans and Leases by Credit Quality Indicator
The following tables present our recorded investment in each class of loans and leases by credit quality indicator as of the dates indicated:

December 31, 2018	Commercial and Financial	Commercial Real Estate	Lease Financing	Total Loans and Leases
(In millions)
Investment grade(1)	$19,599	$874	$—	$20,473
Speculative(2)	5,308	—	—	5,308
Substandard(3)	8	—	—	8
Total	$24,915	$874	$—	$25,789

December 31, 2017	Commercial and Financial	Commercial Real Estate	Lease Financing	Total Loans and Leases
(In millions)
Investment grade(1)	$17,866	$98	$663	$18,627
Speculative(2)	4,638	—	—	4,638
Special mention(4)	29	—	—	29
Total	$22,533	$98	$663	$23,294

(1) Investment grade loans and leases consist of counterparties with strong credit quality and low expected credit risk and probability of default. Ratings apply to counterparties with a strong capacity to support the timely repayment of any financial commitment.
(2) Speculative loans consist of counterparties that face ongoing uncertainties or exposure to business, financial, or economic downturns. However, these counterparties may have financial flexibility or access to financial alternatives, which allow for financial commitments to be met.
(3) Substandard loans and leases consist of counterparties with well-defined weaknesses that jeopardize repayment with the possibility we will sustain some loss.
(4) Special mention loans consist of counterparties with potential weaknesses that, if uncorrected, may result in deterioration of repayment prospects.

Schedule Of Loans And Leases Receivable By Impairment Methodology
The following table presents our recorded investment in loans and leases, disaggregated based on our impairment methodology, as of the dates indicated:

	December 31, 2018				December 31, 2017
(In millions)	Commercial and Financial	Commercial Real Estate	Lease Financing	Total Loans and Leases	Commercial and Financial	Commercial Real Estate	Lease Financing	Total Loans and Leases
Loans and leases:
Individually evaluated for impairment(1)	$8	$—	$—	$8	$—	$—	$—	$—
Collectively evaluated for impairment	24,907	874	—	25,781	22,533	98	663	23,294
Total	$24,915	$874	$—	$25,789	$22,533	$98	$663	$23,294

(1) As of December 31, 2018, we had one loan for $8 million in the commercial and financial segment that was individually evaluated for impairment and deemed to be impaired. This loan was subsequently paid in full in January 2019. As of December 31, 2017, there were no impaired loans.

Schedule of Activity in the Allowance for Loan Losses
The following table presents activity in the allowance for loan and lease losses for the periods indicated:

	Years Ended December 31,
(In millions)	2018	2017	2016
Allowance for loan and lease losses:
Beginning balance	$54	$53	$46
Provision for loan and lease losses(1)	15	2	10
Charge-offs(1)	(2)	(1)	(3)
Ending balance	$67	$54	$53

(1) The provisions and charge-offs for loans and leases were primarily attributable to exposure to senior secured loans to non-investment grade borrowers, purchased in connection with our loans.